CAPITALIZED SOFTWARE DEVELOPMENT COSTS AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Capitalized Software Development and Other Intangible Assets Disclosure [Abstract]
Schedule Of Changes In Capitalized Software Developments Costs [Table Text Block]

The changes in capitalized software development costs during the years ended December 31, 2011 and 2012 were as follows:

	Year ended December 31,
	2011	2012

Balance at the beginning of the year	$24,412	$12,387

Realization as a result of loss of control	(13,788)	-
Addition as a result of gain of control in an affiliated company of newly-consolidated subsidiaries	-	20,326
Capitalization	8,300	8,433
Amortization	(6,300)	(8,100)
Functional currency translation adjustments	(237)	403

Balance at the year end	$12,387	$33,449

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Other intangible assets, net, are comprised of the following as of the below dates:

	December 31,
	2011	2012
Original amounts:
Customer relationship	23,281	50,795
Acquired technology	2,138	7,980
Other intangibles	4,320	5,338

	29,739	64,113
Accumulated amortization:
Customer relationship	7,633	17,609
Acquired technology	-	1,575
Other intangibles	1,396	3,515

	9,029	22,699

Total	20,710	41,414

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated other intangible assets amortization for the years ended:

December 31,

2013	8,749
2014	7,016
2015	5,752
2016	4,802
2017	4,009
2018 and thereafter	11,086

Total	41,414